UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues		$ 6,497	$ 6,695	$ 12,933	$ 13,444
Direct operating costs		(5,224)	(5,465)	(10,350)	(10,867)
General and administrative expenses		(289)	(271)	(585)	(582)
Interest income (expense), net		(739)	(801)	(1,505)	(1,571)
Equity accounted income (loss)		(6)	23	5	15
Impairment reversal (expense), net		0	(14)	5	(14)
Gain (loss) on dispositions, net		1	6	1	220
Other income (expense), net		(170)	(103)	(146)	(186)
Income (loss) before income tax		70	70	358	459
Income tax (expense) recovery
Current		(147)	(119)	(257)	(316)
Deferred		170	184	208	248
Net income (loss)		93	135	309	391
Attributable to:
Class A shareholders	[1]	37	26	77	106
Non-controlling interests attributable to:
Special shareholder	[1]	0	0	0	0
Preferred securities		13	13	26	26
Interest of others in operating subsidiaries		43	96	206	259
Net income (loss)		$ 93	$ 135	$ 309	$ 391
Basic earnings (loss) per limited partner unit (in dollars per share)	[1]	$ 0.18	$ 0.12	$ 0.37	$ 0.50
Diluted earnings (loss) per limited partner unit (in dollars per share)	[1]	$ 0.18	$ 0.12	$ 0.37	$ 0.50

[1]
(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.